As filed with the U.S. Securities and Exchange Commission on September 13, 2024

File No. 333-271700

File No. 811-23872

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 15	☒

Themes ETF Trust

(Exact Name of Registrant as Specified in Charter)

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Address of Principal Executive Offices, Zip Code)

(646) 206-1788

(Registrant’s Telephone Number, including Area Code)

Jose C. Gonzalez

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Karen.Aspinall@Practus.com

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On October 13, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 6 (the “Amendment”) to the Registrant’s Registration Statement (filed on June 5, 2024) with respect to 13 of its series (Leverage Shares 2X Long TSLA Daily ETF, Leverage Shares 2X Long NVDA Daily ETF, Leverage Shares 2X Long ASML Daily ETF, Leverage Shares 2X Long AAPL Daily ETF, Leverage Shares 2X Long BA Daily ETF, Leverage Shares 2X Long COIN Daily ETF, Leverage Shares 2X Long AMD Daily ETF, Leverage Shares 2X Long META Daily ETF, Leverage Shares 2X Long MSFT Daily ETF, Leverage Shares 2X Long TSM Daily ETF, Leverage Shares 2X Long ARM Daily ETF, Leverage Shares 2X Short TSLA Daily ETF and Leverage Shares 2X Short NVDA Daily ETF) until October 13, 2024. Parts A and B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement, which was filed on June 14, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwich, State of Connecticut, on this 13th day of September, 2024.

THEMES ETF TRUST

By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Trustee and President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jose C. Gonzalez	Trustee and President	September 13, 2024
Jose C. Gonzalez	(Principal Executive Officer)

/s/ Dobromir Kamburov	Treasurer	September 13, 2024
Dobromir Kamburov*	(Principal Financial Officer
and Principal Accounting Officer)

/s/ Sanjay R. Bharwani	Trustee	September 13, 2024
Sanjay R. Bharwani*

/s/ Neil Fleming	Trustee	September 13, 2024
Neil Fleming*

/s/ Tracy N. Packwood	Trustee	September 13, 2024
Tracy N. Packwood*

*By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez
September 13, 2024

Attorney-in-Fact pursuant to Powers of Attorney previously filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on November 9, 2024

C-1